Financial Statement Schedule I	12 Months Ended
Sep. 30, 2015
Financial Statement Schedule I

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data)

	As of September 30,
	2014	2015
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	11,740	9,453
Prepayment and other current assets	304	280
Amount due from subsidiaries	2,707	3,889

Total current assets	14,751	13,622

Non-current assets
Investment in subsidiaries	86,976	110,401

Total non-current assets	86,976	110,401

Total assets	101,727	124,023

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	185	296
Amount due to subsidiaries	3,132	16,451
Bank borrowing	—	16,467

Total current liabilities	3,317	33,214

Total liabilities	3,317	33,214

Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2014 and 2015; Authorized – 500,000,000 and 500,000,000 shares at September 30, 2014 and 2015; Issued and outstanding – 142,752,873 and 142,406,933 shares at September 30, 2014 and 2015, respectively)	14	14
Additional paid-in capital	77,270	55,598
Accumulated other comprehensive income	6,220	2,735
Retained earnings	14,906	32,462

Total equity	98,410	90,809

Total liabilities and equity	101,727	124,023

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2013	2014	2015
	US$	US$	US$
Cost of revenues	(56)	—	(143)
Selling expenses	(47)	—	(74)
General and administrative expenses	(1,556)	(1,378)	(2,540)

Operating loss	(1,659)	(1,378)	(2,757)
Equity in income of subsidiaries and variable interest entities	15,215	24,627	26,910
Interest income	8	160	31
Interest expense	—	—	(178)
Exchange gain	—	—	567

Net income	13,564	23,409	24,573

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(U.S. dollars in thousands, except share data and per share data)

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
Net income	13,564	23,409	24,573
Other comprehensive (loss) income:
Foreign currency translation adjustment	1,373	(75)	(3,485)

Total comprehensive income	14,937	23,334	21,088

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENT OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data)

	China Distance Education Holding Limited shareholders
	Number of ordinary shares	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings/ (Cumulative deficits)	Total equity
		US$	US$	US$	US$	US$
Balance as of September 30, 2012	134,386,849	13	61,777	4,922	(2,095)	64,617
Net income for the year	—	—	—	—	13,564	13,564
Foreign currency translation adjustments	—	—	—	1,373	—	1,373
Repurchase of ordinary shares	(67,100)	—	(93)	—	—	(93)
Options exercised	987,392	1	602	—	—	603
Stock-based compensation expense (Note 19)	225,000	—	625	—	—	625
Dividends (Note 20)	—	—	(16,056)	—	—	(16,056)
Loan to optionees in connection with exercise of options	—	—	(113)	—	—	(113)

Balance as of September 30, 2013	135,532,141	14	46,742	6,295	11,469	64,520
Net income for the year	—	—	—	—	23,409	23,409
Foreign currency translation adjustments	—	—	—	(75)	—	(75)
Repurchase of ordinary shares	—	—	—	—	—	—
Issuance of new ordinary shares (Note 12)	6,000,000	—	29,088	—	—	29,088
Options exercised	1,095,732	—	491	—	—	491
Stock-based compensation expense (Note 19)	125,000	—	503	—	—	503
Dividends (Note 20)	—	—	(286)	—	(19,972)	(20,258)
Repayment of loan to optionees in connectionwith exercise of options	—	—	732	—	—	732

Balance as of September 30, 2014	142,752,873	14	77,270	6,220	14,906	98,410
Net income for the year	—	—	—	—	24,573	24,573
Foreign currency translation adjustments	—	—	—	(3,485)	—	(3,485)
Repurchase of ordinary shares	(1,137,236)	—	(3,333)	—	—	(3,333)
Options exercised	123,924	—	18	—	—	18
Stock-based compensation expense (Note 19)	667,372	—	1,783	—	—	1,783
Dividends (Note 20)	—	—	(21,182)	—	(7,017)	(28,199)
Repayment of loan to optionees in connectionwith exercise of options	—	—	1,042	—	—	1,042

Balance as of September 30, 2015	142,406,933	14	55,598	2,735	32,462	90,809

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2013	2014	2015
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	13,564	23,409	24,573
Adjustments to reconcile net incometo net cash used in operating activities:
Equity in profit of subsidiaries and variable interest entities	(15,215)	(24,627)	(26,910)
Share-based compensation	625	503	1,783
Increase (decrease) in accrued expenses and other liabilities	650	(624)	111
(Increase) decrease in amounts due from subsidiaries	6,262	(65)	(1,182)
Decrease (increase) in prepayments and other assets	15	(26)	24
Increase in amounts due to a subsidiary	93	784	13,319
Increase in short-term borrowing	—	—	16,467

Net cash generated in operating activities	5,994	(646)	28,185

Repurchase of ordinary shares	(93)	—	(3,333)
Proceeds from share options exercised by employees	603	491	18
Loan to optionees in connection with exercise of options	(408)	(510)	—
Repayment of loan to optioneesin connection with exercise of options	295	1,242	1,042
Issuance of new shares	—	29,088	—
Dividends paid to shareholders	(16,056)	(20,258)	(28,199)

Net cash used in financing activities	(15,659)	10,053	(30,472)
Net (decrease) increase in cash and cash equivalents	(9,665)	9,407	(2,287)
Cash and cash equivalents at beginning of the year	11,998	2,333	11,740

Cash and cash equivalents and end of the year	2,333	11,740	9,453

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share data and per share data)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, VIE and VIE’s subsidiaries were over the 25% of the consolidated net assets of the Group as of September 30, 2015.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIE and VIE’s subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries are reported as the single line item of equity in income of subsidiaries and variable interest entities.

The Parent Company carried the investments in subsidiaries and VIE at $86,976 and $110,401 at September 30, 2014 and 2015, respectively.

The Parent Company’s share of equity in income in subsidiaries and the VIE recognized in years ended September 30, 2013, 2014 and 2015 was $15,215, $24,627and $26,910, respectively.